UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to __________.

Date of Report (Date of earliest event reported):  ___________

Commission File Number of securitizer:  ___________

Central Index Key Number of securitizer:  ___________

________________________________________________________
(Name and telephone number, including area code,
of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): [_]

[X]    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor:  0001770554

                                MelTel Land Funding LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  ___________

Central Index Key Number of underwriter (if applicable):  ___________

                            Celine Hannett – 844-635-6399
(Name and telephone number, including area code,
of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I:  REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated March 28, 2019, which report sets forth the findings of Deloitte & Touche LLP with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP, pertaining to MelTel Land Funding LLC's Secured Cellular Site Revenue Notes, Series 2019-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: March 29, 2019	Melody Wireless Infrastructure Inc. (Depositor) By: /s/ Celine Hannett Name: Celine Hannett Title: CFO

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated March 28, 2019, of Deloitte & Touche LLP.